CASH FLOW INFORMATION (Details 3) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Non-cash addition to property, plant and equipment	$ (25,610)	$ (9,094)	$ (6,108)
Total	$ (25,610)	$ (9,094)	$ (6,108)